Leasing	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leasing	LeasingWe have operating and finance leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 16 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.
The table below presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2022			Dec. 31, 2021
(dollars in millions)	Operating leases	Finance leases	Total	Operating leases	Finance leases	Total
ROU assets (a)	$1,152	$11	$1,163	$1,250	$34	$1,284
Lease liability (b)	$1,336	$—	$1,336	$1,461	$24	$1,485

Weighted average:
Remaining lease term	10.0 years	0.8 years		10.5 years	0.9 years
Discount rate (annualized)	2.68%	1.27%		2.62%	0.97%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.

The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2022	2021	2020
Operating lease expense	$224	$236	$263
Variable lease expense	36	39	47
Sublease income	(33)	(33)	(35)
Finance lease expense:
Amortization of ROU assets	6	3	1
Total lease expense	$233	$245	$276

The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2022	2021	2020
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$224	$260	$284
Financing cash flows from finance leases	$23	$13	$1

See Note 26 for information on non-cash operating and/or finance lease transactions.

The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases
(in millions)
For the year ended Dec. 31,
2023	$202
2024	163
2025	155
2026	156
2027	140
2028 and thereafter	708
Total lease payments	1,524
Less: Imputed interest	188
Total	$1,336

Leasing	LeasingWe have operating and finance leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 16 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.
The table below presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2022			Dec. 31, 2021
(dollars in millions)	Operating leases	Finance leases	Total	Operating leases	Finance leases	Total
ROU assets (a)	$1,152	$11	$1,163	$1,250	$34	$1,284
Lease liability (b)	$1,336	$—	$1,336	$1,461	$24	$1,485

Weighted average:
Remaining lease term	10.0 years	0.8 years		10.5 years	0.9 years
Discount rate (annualized)	2.68%	1.27%		2.62%	0.97%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.

The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2022	2021	2020
Operating lease expense	$224	$236	$263
Variable lease expense	36	39	47
Sublease income	(33)	(33)	(35)
Finance lease expense:
Amortization of ROU assets	6	3	1
Total lease expense	$233	$245	$276

The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2022	2021	2020
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$224	$260	$284
Financing cash flows from finance leases	$23	$13	$1

See Note 26 for information on non-cash operating and/or finance lease transactions.

The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases
(in millions)
For the year ended Dec. 31,
2023	$202
2024	163
2025	155
2026	156
2027	140
2028 and thereafter	708
Total lease payments	1,524
Less: Imputed interest	188
Total	$1,336